Employee Benefits (Fair Values For Other Postretirement Benefit Plans By Asset Category) (Details) (Health Care And Life [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	$ 2,628	$ 2,945	$ 3,091
Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	281	394
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	1,695	1,919
Fixed Income Securities [Member] | US Treasuries And Agencies [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	85	80
Fixed Income Securities [Member] | Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	119	173
Fixed Income Securities [Member] | International Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	192	125
Fixed Income Securities [Member] | Other Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	210	198
Asset Category Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	46	56
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	1,124	1,336
Level 1 [Member] | Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	22	21
Level 1 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	951	1,202
Level 1 [Member] | Fixed Income Securities [Member] | US Treasuries And Agencies [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	58	47
Level 1 [Member] | Fixed Income Securities [Member] | Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	26	58
Level 1 [Member] | Fixed Income Securities [Member] | International Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	67	8
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	1,504	1,609
Level 2 [Member] | Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	259	373
Level 2 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	744	717
Level 2 [Member] | Fixed Income Securities [Member] | US Treasuries And Agencies [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	27	33
Level 2 [Member] | Fixed Income Securities [Member] | Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	93	115
Level 2 [Member] | Fixed Income Securities [Member] | International Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	125	117
Level 2 [Member] | Fixed Income Securities [Member] | Other Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	210	198
Level 2 [Member] | Asset Category Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	$ 46	$ 56